Note 12 - Income taxes - Difference in Income Tax Benefiit Computed at US Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax recovery at statutory rates (at a rate of 21% for all years presented)					$ (1,903,717)	$ (1,611,374)
State income taxes, net of federal benefit					(439,486)
Expenses not deducted for tax purposes					106,405	21,019
Prior year true up					(530,368)
Foreign tax expenses					56,055
Change in Valuation Allowance					2,767,166	1,590,355
Income Tax Expense Benefit	$ 11,084		$ 11,084		$ 56,055